Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Derivative Financial Instruments Contracted
An analysis of the derivative financial instruments contracted by the Company at December 31, 2021 and 2022 is as follows:

	At December 31,
	2021				2022
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Assets:
Swaps US Dollar – Mexican Peso	US$	1,890	Ps.	6,881,943	US$	140	Ps.	91,469
Swaps US Dollar – Euro	US$	150		307,646	US$	800		1,845,832
Swaps Yen – US Dollar		¥6,500		119,325		¥6,500		101,409
Swaps Pound Sterling – US Dollar		£100		99,463		—		—
Forwards US Dollar – Mexican Peso	US$	2,080		321,864	US$	100		6,636
Forwards Mexican Peso – US Dollar	MX$	35,419		1,635,087		—		—
Forwards Brazilian Real – US Dollar	BRL$	2,480		127,131	BRL$	2,899		225,933
Forwards Euro – US Dollar		—		—		€509		331,401
Put option		€374		638,347		—		—

Total Assets		—	Ps.	10,130,806			Ps.	2,602,680

	At December 31,
	2021				2022
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Liabilities:
Swaps US Dollar – Mexican Peso		—		—	US$	1,750	Ps.	(731,565)
Swaps US Dollar – Euro	US$	800	Ps.	(1,270,005)	US$	150		(215,240)
Swaps Yen – US Dollar		¥6,500		(119,313)		¥6,500		(230,843)
Swaps Pound Sterling – Euro		£640		(1,924,941)		£640		(2,070,175)
Swap Pound Sterling – US Dollar		£1,460		(2,117,583)		£1,560		(11,507,501)
Swaps Euro – US Dollar		€495		(528,298)		€1,145		(3,474,154)
Swaps Euro – Mexican Peso		€750		(680,720)		€750		(2,880,279)
Forwards US Dollar – Mexican Peso	US$	1,175		(286,937)	US$	1,945		(783,334)
Forwards Brazilian Real – US Dollar	BRL$	4,021		(234,822)	BRL$	2,763		(122,201)
Forwards Euro – US Dollar		€815		(1,122,641)		€952		(915,854)
Forwards US Dollar – Euro	US$	8		(1,570)		—		—
Forwards Euro – Mexican Peso		€200		(22,182)		—		—
Put option		—		—		€374		(368,364)
Call option		€2,097		(1,725,495)		€2,097		(2,031,836)

Total Liabilities		—	Ps	.(10,034,508)		—	Ps.	(25,331,346)

Summary of Maturities of Notional Amount of Derivatives
The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in millions	2023	2024	2025	2026	2027 Thereafter
Assets
Swaps US Dollar – Mexican Peso	US$	—	—	—	—	140
Swaps Yen – US Dollar	¥	—	—	—	—	6,500
Swaps US Dollar – Euro	US$	—	—	—	—	800
Forwards US Dollar – Mexican Peso	US$	100	—	—	—	—
Forwards Brazilian Real – US Dollar	BRL$	2,899	—	—	—	—
Forwards Euro – US Dollar	€	509	—	—	—	—
Liabilities
Swaps US Dollar – Mexican Peso	US$	—	—	—	—	1,750
Swaps US Dollar – Euro	US$	—	—	—	—	150
Swaps Euro – US Dollar	€	320	175	—	—	650
Swaps Euro – Mexican Peso	US$	750	—	—	—	—
Swaps Yen – US Dollar	¥	—	—	—	—	6,500
Swaps Sterling Pound – Euro	£	—	—	—	390	250
Swap Sterling Pound – US Dollar	£	—	—	—	110	1,450
Forwards US Dollar – Mexican Peso	US$	1,945	—	—	—	—
Forwards US Dollar – Euro	US$	890	62	—	—	—
Forwards Brazilian Real – US Dollar	BRL$	2,763	—	—	—	—
Put option	€	374	—	—	—	—
Call Option	€	—	2,097	—	—	—